Subsidiary Preferred Shares - Schedule of Subsidiary Preferred Share Balances (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Subsidiary Preferred Shares [Line Items]
Total subsidiary preferred share balance	$ 169	$ 169
Entrega
Subsidiary Preferred Shares [Line Items]
Total subsidiary preferred share balance	$ 169	$ 169